Document and Entity Information	Jan. 01, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001722992
Document Type	8-K
Document Period End Date	Jan. 01, 2020
Entity Registrant Name	SMTA LIQUIDATING TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	1-38414
Entity Tax Identification Number	82-6712510
Entity Address, Address Line One	2727 North Harwood Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	476-1409
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false